Summary of Allocation of Purchase Price of Acquisition (Detail) (USD $) In Millions, unless otherwise specified		1 Months Ended					1 Months Ended
	Feb. 01, 2012 TransitChek Acquisition	Feb. 01, 2012 TransitChek Acquisition Customer Relationships	Feb. 01, 2012 TransitChek Acquisition Developed technology	Feb. 01, 2012 TransitChek Acquisition Trade names	Feb. 01, 2012 TransitChek Acquisition Favorable Lease	Jan. 03, 2012 Choice Care Card, LLC Acquisition	Jan. 03, 2012 Choice Care Card, LLC Acquisition Customer Relationships	Jan. 03, 2012 Choice Care Card, LLC Acquisition Developed technology
Business Acquisition [Line Items]
Other net assets acquired	$ 1.7					$ 0.6
Finite-lived intangible asset acquired		8.8	4.4	0.9	1.1		9.2	0.6
Goodwill	20.2					9.4
Total allocation of purchase price	$ 37.1					$ 19.8
Weighted Average Useful Life (in years)		8 years 8 months 12 days	3 years	10 years	11 years		10 years	2 years